Acquisitions of businesses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of acquisition of businesses [abstract]
Fair value of assets and liabilities arising from acquisitions
(USD millions)	2021	2020	2019

Property, plant and equipment		26	44

Right-of-use assets		32

Currently marketed products	292	196	3 550

Acquired research and development	262	8 600	342

Other intangible assets	98	218	22

Deferred tax assets	28	476	60

Non-current financial and other assets		49	8

Inventories		84	195

Trade receivables and financial and other current assets	1	109	4

Cash and cash equivalents	10	76

Deferred tax liabilities	-74	-1 977	-107

Current and non-current financial debts	-1	-32	-2

Current and non-current lease liabilities		-44

Trade payables and other liabilities	-4	-144	-178

Net identifiable assets acquired	612	7 669	3 938

Acquired cash and cash equivalents	-10	-76

Non-controlling interests	-105

Goodwill	238	2 580	186

Net assets recognized as a result of acquisitions of businesses	735	10 173	4 124